Income Taxes - US and Non US Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States loss					$ (10,945)	$ (3,455)
Non-U.S. loss					(3,931)	(1,087)
Loss before income taxes	$ (27,818)	$ (2,862)	$ (45,520)	$ (1,763)	$ (14,876)	$ (4,542)